Segment information - Contributions by Reportable Segments (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	[1]	£ 13,234.1	£ 13,046.7	[2]	£ 13,146.4	[2]
Headline PBIT (as above)	[3]	1,560.6	1,651.2	[2]	1,793.1	[2]
Share-based payments		66.0	78.3	[2]	98.3	[2]
Capital additions	[4]	329.8	314.0	[2]	271.0	[2]
Depreciation and amortisation	[5]	508.3	209.3	[2]	209.1	[2]
Goodwill impairment		47.7	183.9	[2]	27.1	[2]
Share of results of associates		14.7	30.5	[2]	98.0	[2]
Interests in associates and joint ventures		813.0	796.8	[2]	1,065.2	[2]
Global integrated agencies [Member]
Disclosure of operating segments [line items]
Revenue	[1],[6]	10,205.2	9,930.7	[7]	10,028.6	[7]
Revenue less pass-through costs	[6],[8]	8,108.1	8,070.8	[7]	8,315.5	[7]
Headline PBIT (as above)	[6]	£ 1,219.5	£ 1,228.2	[7],[9]	£ 1,321.3	[7],[9]
Headline PBIT margin	[6],[9]	15.00%	15.20%	[7]	15.90%	[7]
Share-based payments		£ 54.3	£ 59.5	[2]	£ 77.8	[2]
Capital additions	[4]	265.6	255.6	[2]	214.3	[2]
Depreciation and amortisation	[5]	392.8	159.1	[2]	157.1	[2]
Goodwill impairment		4.8	148.0	[2]	0.0	[2]
Share of results of associates		17.0	25.4	[2]	16.2	[2]
Interests in associates and joint ventures		164.2	175.1	[2]	179.9	[2]
Public relations [member]
Disclosure of operating segments [line items]
Revenue	[1],[10]	956.5	931.7	[7]	915.0	[7]
Revenue less pass-through costs	[8],[10]	898.0	879.9	[7]	864.3	[7]
Headline PBIT (as above)	[10]	£ 140.6	£ 139.2	[7],[9]	£ 123.5	[7],[9]
Headline PBIT margin	[9],[10]	15.70%	15.80%	[7]	14.30%	[7]
Share-based payments		£ 4.6	£ 7.1	[2]	£ 7.2	[2]
Capital additions	[4]	17.5	12.5	[2]	9.5	[2]
Depreciation and amortisation	[5]	31.5	10.8	[2]	9.8	[2]
Goodwill impairment		0.0	0.0	[2]	7.5	[2]
Share of results of associates		(0.3)	1.3	[2]	0.9	[2]
Interests in associates and joint ventures		5.5	6.2	[2]	5.6	[2]
Specialist agencies [Member]
Disclosure of operating segments [line items]
Revenue	[1],[11]	2,072.4	2,184.3	[7]	2,202.8	[7]
Revenue less pass-through costs	[8],[11]	1,840.4	1,925.0	[7]	1,964.3	[7]
Headline PBIT (as above)	[11]	£ 200.5	£ 283.8	[7],[9]	£ 348.3	[7],[9]
Headline PBIT margin	[9],[11]	10.90%	14.70%	[7]	17.70%	[7]
Share-based payments	[12]	£ 7.1	£ 11.7	[2]	£ 13.3	[2]
Capital additions	[12]	46.7	45.9	[2]	47.2	[2],[4]
Depreciation and amortisation	[12]	84.0	39.4	[2],[5]	42.2	[2],[5]
Goodwill impairment	[12]	42.9	35.9	[2]	19.6	[2]
Share of results of associates	[12]	(2.0)	3.8	[2]	80.9	[2]
Interests in associates and joint ventures	[12]	£ 643.3	£ 615.5	[2]	£ 879.7	[2]

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	A reconciliation from operating profit to headline operating profit is provided in note 32
[4]	Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[5]	Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
[6]	Global Integrated Agencies includes all of Grey, GroupM, Hogarth, Ogilvy, VMLY&R and Wunderman Thompson.
[7]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies. As a result Data Investment Management is now excluded from the segment analysis.
[8]	Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are changed directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
[9]	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.
[10]	Public Relations represents the Group’s specialists in this area and remains as previously reported but excludes Ogilvy PR which now sits within Global Integrated Agencies as part of Ogilvy.
[11]	Specialist Agencies represent the Group’s other agencies that specialise in certain areas, whether by region or range of services.
[12]	Specialist Agencies includes the Kantar associate and amounts previously reported under the Data Investment Management segment.